Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Depreciation charge of right-of-use assets
Interest on lease liabilities (including in Financial expenses)	[1]	€ 12	€ 88
Interest on sublease receivable (including in Financial income)	[1]	0	(9)
Variable lease payments not included in the measurement of lease liabilities		0
Expenses relating to short-term leases and leases of low-value assets		23	59
Total expenses related to leases		160	482
Property [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets		31	229
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets		35	56
Plant and Equipments [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets		€ 59	€ 59

[1]	Interests on leases are presented as operating cash flow.